Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) Times $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Preferred stock, share authorized			25,000,000		25,000,000
Preferred stock, par value | $ / shares			$ 1		$ 1
Common stock, share authorized			725,000,000		725,000,000
Common stock, par value | $ / shares			$ 0.001		$ 0.001
Preferred stock, share issued			0
Number of common shares or units issued related to the exercise of share based compensation during the period			200,000
Stock options granted			267,981	15,243
Stock option per share value | $ / shares			$ 43.99	$ 56.76
Restricted stock units [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			64,988	81,388
Fair value of granted stock | $			$ 2.9	$ 4.6
Vesting period			3 years
Value of each restricted stock unit and performance share unit in shares			Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Performance shares [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			61,774	50,689
Fair value of granted stock | $			$ 3.4	$ 3.4
Number of times performance units to vest, Minimum | Times			0
Restricted Stock Awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards			22,502	18,230
Fair value of granted stock | $			$ 1.0	$ 1.0
Stock Option [Member]
Class of Stock [Line Items]
Stock option, term			10 years
Vesting period			3 years
Weighted-average grant-date fair value of options granted | $ / shares	$ 7.74
Expected volatility used in computing fair value of options granted			31.10%
Expected life used in computing fair value of options granted, years			5 years
Dividend yield used in computing fair value of options granted			4.40%
Risk-free interest rate used in computing fair value of options granted			1.40%
Estimated forfeiture rate used in computing fair value of options granted			12.80%
Period of historical data used to calculate expected volatility in years			5 years
Teekay Offshore [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			14,603	9,482
Teekay Offshore [Member] | Phantom unit awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	101,543	67,569
Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			10,447	9,521
Teekay LNG [Member] | Phantom unit awards [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	32,054	31,961
Teekay Tankers [Member] | Non-management directors [Member] | Class A common stock [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period			38,961	17,073
Teekay Tankers [Member] | Restricted stock units [Member] | Class A common stock [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	187,746	208,539
Teekay Tankers, Teekay Offshore and Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Common units aggregate value, granted | $			$ 0.9	$ 0.8
Teekay Tankers, Teekay Offshore and Teekay LNG [Member] | Restricted stock and phantom share units [Member]
Class of Stock [Line Items]
Vesting period			3 years
Common units aggregate value, granted | $	$ 4.2	$ 4.3
Minimum [Member] | Performance shares [Member]
Class of Stock [Line Items]
Vesting period			2 years
Maximum [Member] | Performance shares [Member]
Class of Stock [Line Items]
Vesting period			3 years